Stock Compensation Expense and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants [Line Items]
STOCK COMPENSATION EXPENSE AND WARRANTS

7.      Stock Compensation Expense AND WARRANTS

Equity Incentive Plan

The 2019 Equity Incentive Plan (the “Plan”) was approved by the Board and stockholders of the Company in October 2019. The Plan allows grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, generally to directors, employees, consultants and service providers. In July 2021, the Company’s Board of Directors increased the allowable grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units of the Amended and Restated 2019 Equity Incentive Plan from 8,000,000 to 10,500,000.

The Board administers the Plan and determines which eligible participants are to receive option grants or stock issuances under the Plan, the times when the grants or issuances are to be made, the number of shares of common stock subject to each grant or issuance, the status of any granted options as either an incentive stock option or a non-statutory stock option under federal tax laws, the vesting schedule to be in effect for the option grant or stock issuance, and the maximum term for which any granted option is to remain outstanding. The term of the option shall be provided in the award agreements; however, the maximum term of the option shall be ten years from the date of grant. If the participant holds 10% or more of voting power at the time when the incentive stock option was granted, then the maximum term of the option shall be five years. The exercise price for the shares to be issued will not be less than the fair market value per share on the grant date. If the participant holds 10% or more of voting power, then the share exercise price will not be less than 110% of the fair market value per share on the grant date.

The following table contains information about the plan as of September 30, 2021:

	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
Amended 2019 Equity Incentive Plan	10,500,000	8,964,772	1,535,228

Stock Option Repricing

On July 19, 2021, the Company’s Board of Directors approved a one-time stock option repricing program (the “Option Repricing”) authorizing the Company to reprice certain outstanding stock options to purchase the Company’s common stock held by eight executives, consultants, and investors (the “Eligible Options”), which became effective on July 19, 2020. Pursuant to this Option Repricing, options to purchase 2,150,000 shares of common stock were repriced from a $5.00 exercise price to a $0.85 exercise price. The impact of the Option Repricing was a one-time incremental non-cash charge of $ 0.3 million, which was recorded as stock compensation expense included in general and administrative expense within the condensed consolidated statements of operations.

Stock Options

The Company granted stock options to purchase 6,147,702 shares of the Company’s common stock during the nine months ended September 30, 2021. There were no stock options granted during the nine months ended September 30, 2020.

The following table summarizes the Company’s stock option activity and related information for the nine months ended September 30, 2021:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value of In-the-Money Options
Options Outstanding and Exercisable as of December 31, 2020	5,340,000	$5.00	18.8	—
Options Granted	6,147,702	$0.85
Options Exercised	(38,541)	$0.85
Options Forfeited	(61,253)	$0.85
Options Cancelled	(2,400,000)	$5.00
Options Expired	(45,333)	$0.85
Options Outstanding as of September 30, 2021	8,942,575	$1.22	9.13	$—
Options Vested and Exercisable as of September 30, 2021	4,732,492	$1.53	8.70	$—

The weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2021 was $0.15 per share. The total fair value of options that vested during the nine months ended September 30, 2021 and 2020 were $0.3 million and zero, respectively. The aggregate intrinsic value of options exercised during the nine months ended September 30, 2021 and 2020 were zero.

The compensation cost for options granted in 2021 recognized for the nine months ended September 30, 2021 was $0.3 million, and is included in general and administrative expense within the condensed consolidated statements of operations.

As of September 30, 2021, 38,541 stock options were exercised with $32,760 of cash received in October 2021. The cash proceeds are recognized as a receivable as of September 30, 2021 and is included in prepaid expenses and other assets within the condensed consolidated balance sheet.

As of September 30, 2021, there was $0.6 million of total unrecognized stock-based compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average period of 2.9 years.

The weighted-average assumptions utilized to estimate the fair value of options granted are presented in the following table:

September 30, 2021
Stock price	$0.72
Expected term	2.0 – 6.0 Years
Volatility	30.0% – 34.0%
Risk-Free Interest Rate	0.21% – 0.84%
Dividend Yield	0.0%

Restricted Stock Awards

The Company has granted 22,197 shares of time-based restricted stock awards during the nine months ended September 30, 2021. Restricted stock awards generally vest over a period of 2 years.

The following table summarizes the Company’s restricted stock award activity and related information for the nine months ended September 30, 2021.

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted stock awards as of December 31, 2020	—	—
Granted	22,197	$0.72
Vested	—	—
Forfeited	—	—
Nonvested restricted stock awards as of September 30, 2021	22,197	$0.72

The fair value of a restricted stock award is determined based on the number of shares granted and the fair value of the Company’s common stock on the date issued.

As of September 30, 2021, there was $14,384 of unrecognized compensation cost related to nonvested restricted stock awards. This amount is expected to be recognized on a straight-line basis over the remaining vesting period of 1.7 years.

Non-employee Warrants

During the nine months ended September 30, 2020, the Company issued warrants to purchase 36,202 shares of common stock, to non-employees, as compensation for services rendered. The warrants were fully vested at the grant date and the maximum term of the warrants is nine to ten years. No warrants were exercised during the nine months periods ended September 30, 2021 and 2020. Expenses associated with these warrants are included in general and administrative expenses within the condensed consolidated statement of operations.

The following table summarizes warrant activity for the nine months ended September 30, 2020:

Common Warrants
Warrants Outstanding as of December 31, 2019	618,631
Warrants Granted and Vested	36,202
Warrants Outstanding as of September 30, 2020	654,833

The weighted-average exercise price and weighted-average grant date fair value of the warrants granted by the Company were as follows:

	For the Nine Months Ended September 30, 2020
	Weighted- Average Exercise Price	Weighted- Average Fair Value
Common Stock Warrants – Non-employees	$0.01	$0.53

The weighted-average assumptions utilized to estimate the fair value of the common stock warrants granted are presented in the following table:

September 30, 2020
Stock Price	0.53
Expected term	4 Years
Volatility	228.6%
Risk-Free Interest Rate	1.9%
Dividend Yield	0.0%

Stock Compensation Expense

Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the condensed consolidated statement of operations:

	(in thousands) For the Nine Months Ended
	September 30, 2021	September 30, 2020
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock Options	$653	$—
Restricted stock awards	2	—
Common Stock Warrants – Non-Employee	—	20
Total Stock – Based Compensation Expense	$655	$20

In addition, approximately $62,000 has been included in cost of revenues for the nine months ended September 30, 2021 and 2020, for stock-based compensation expense related to the services provided by Commerce Media Holdings, LLC. Compensation costs related to Commerce Media Holdings, LLC of $0.2 million and $0.3 million were capitalized and is included in prepaid expenses and other assets as of September 30, 2021 and 2020, respectively.

9.      STOCK COMPENSATION EXPENSE AND WARRANTS

Stock Options

The 2019 Equity Incentive Plan (the “Plan”) was approved by the Board and stockholders of the Company in October 2019. The Plan allows grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, generally to directors, employees, consultants and service providers. The maximum aggregate number of shares that can be sold under the Plan is 8,000,000 shares.

The Board administers the Plan and determines which eligible participants are to receive option grants or stock issuances under the Plan, the times when the grants or issuances are to be made, the number of shares of common stock subject to each grant or issuance, the status of any granted options as either an incentive stock option or a non-statutory stock option under federal tax laws, the vesting schedule to be in effect for the option grant or stock issuance, and the maximum term for which any granted option is to remain outstanding. The term of the option shall be provided in the award agreements; however, the maximum term of the option shall be twenty years from the date of grant. If the participant holds 10% or more of voting power at the time when the incentive stock option was granted, then the maximum term of the option shall be five years. The exercise price for the shares to be issued will not be less than the fair market value per share on the grant date. If the participant holds 10% or more of voting power, then the share exercise price will not be less than 110% of the fair market value per share on the grant date.

The Company has not granted any stock options during the year ended December 31, 2020. In October 2019, the Company granted 5,765,000 shares of non-statutory stock options to participants that are fully vested at the grant date, with 425,000 shares of non-statutory stock options forfeited during the year ended December 31, 2020. The term of the options is twenty years from the grant date. Stock options shall have a lock-in period of a maximum of 180 days or as specified by the underwriters of the common stock of the Company.

The following table contains information about the plan as of December 31, 2020:

	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2019 Equity Incentive Plan	8,000,000	5,340,000	2,660,000

The following table summarizes the Company’s stock option activity and related information for the year ended December 31, 2020:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value of In-the-Money Options
Options Outstanding and Exercisable as of December 31, 2019	5,765,000	$5.00
Options Granted	—	$—
Options Exercised	—	$—
Options Forfeited/Cancelled	(425,000)	$5.00
Options Expired	—	$—
Options Outstanding and Exercisable as of December 31, 2020	5,340,000	$5.00	18.8	$—

The weighted-average grant date fair value of stock options granted during the year ended 2019 was $0.01 per share. The total fair value of options that vested during the years ended December 31, 2020 and 2019 was zero and $52,500, respectively. The aggregate intrinsic value was zero, calculated as the difference between the Company’s closing stock price of $0.53 on December 31, 2020 and the exercise price of options, multiplied by the number of options.

The compensation cost for options recognized for the years ended 2020 and 2019 was zero and $52,500, respectively, and is included in general and administrative expense within the consolidated statements of operations. As of December 31, 2020, no stock options were exercised and there was no unrecognized stock-based compensation related to the nonvested stock options.

The weighted-average assumptions utilized to estimate the fair value of options granted are presented in the following table:

December 31, 2019
Expected term	10 Years
Volatility	32.0%
Risk-Free Interest Rate	1.8%
Dividend Yield	0.0%

Employee Warrants

During the year ended December 31, 2019, the Company issued warrants to shares of common stock to its employees as compensation for services rendered. The warrants were fully vested at the grant date and the maximum term of the warrants is ten years. No warrants were exercised during the years ended December 31, 2019 or 2020. Expense associated with the warrants are included in general and administrative expenses within the consolidated statement of operations.

The following table summarizes warrant activity for the year ended December 31, 2019:

Common Warrants
Warrants Outstanding as of January 1, 2018	—
Warrants Granted and Vested	100,000
Warrants Outstanding as of December 31, 2019	100,000

The weighted-average exercise price and weighted-average grant date fair value of the warrants granted by the Company were as follows:

	For the Year Ended December 31, 2019
	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value
Common Stock Warrants – Employee	$0.01	$0.53

The aggregate fair value of warrants to employees as compensation that vested during the year ended December 31, 2019 was $53,891. As of December 31, 2020, the total unrecognized compensation expense related to related to nonvested warrants was $0.

The weighted-average assumptions utilized to estimate the fair value of the common stock warrants granted are presented in the following table:

December 31, 2019
Stock Price	0.53
Expected term	4 Years
Volatility	228.6%
Risk-Free Interest Rate	1.9%
Dividend Yield	0.0%

Preferred Series A Stock

For the preferred series A stock issued to employees and non-employees as compensation for services rendered, please refer to Footnote 8, Equity. The weighted-average grant date fair value was $10.41. Expense associated with the preferred series A shares, which totaled $2.5 million, is included in general and administrative expense within the consolidated statement of operations.

Non-employee Warrants

During the year ended December 31, 2019, the Company issued warrants to purchase 292,790 shares of series A preferred stock in conjunction with the issuance of convertible debt. Proceeds from the issuance of the convertible debt were allocated between the debt instrument and the warrants at the time of issuance based on their relative fair values. The amount allocated to the warrants was $1.4 million, which was recorded as a debt discount and was recognized as interest expense when the associated debt instrument was converted into shares of series A preferred stock during the year ended December 31, 2019. The warrants were fully vested at the grant date and the maximum term of the warrants is ten years. No warrants were exercised during the years ended December 31, 2020 and 2019.

During the year ended December 31, 2019, the Company issued warrants to purchase 618,631 shares of common stock to Commerce Media Holdings, LLC in consideration for services to be provided over a four-year term. The warrants were fully vested at the grant date and the maximum term of warrants is ten years. No warrants were exercised during the year ended December 31, 2020 and 2019. Expense associated with the warrants is amortized over the term of the service agreement and included in cost of revenues.

During the year ended December 31, 2020, the Company issued warrants to purchase 36,202 shares of common stock, to non-employees as compensation for services rendered. The warrants were fully vested at the grant date and the maximum term of the warrants is nine to ten years. No warrants were exercised during the year ended December 31, 2020. Expense associated with the warrants is included in general and administrative expenses within the consolidated statement of operations.

The following table summarizes warrant activity for the years ended December 31, 2020 and 2019:

	Common Warrants	Preferred Warrants
Warrants Outstanding as of January 1, 2018	—	—
Warrants Granted and Vested	618,631	292,790
Warrants Outstanding as of December 31, 2019	618,631	292,790
Warrants Granted and Vested	36,202	—
Warrants Outstanding as of December 31, 2020	654,833	292,790

The weighted-average exercise price and weighted-average grant date fair value of the warrants granted by the Company were as follows:

	For the Year Ended
	December 31, 2020		December 31, 2019
	Weighted-Average Exercise Price	Weighted-Average Fair Value	Weighted- Average Exercise Price	Weighted-Average Fair Value
Common Stock Warrants – Non-employees	$0.01	$0.53	$0.01	$0.53
Preferred Stock Warrants – Non-employees	$—	$—	$0.34	$10.09

The weighted-average assumptions utilized to estimate the fair value of the common stock warrants granted are presented in the following table:

	Year Ended December 31,
	2020	2019
Stock Price	0.53	0.53
Expected term	4 Years	4 Years
Volatility	228.6%	228.6%
Risk-Free Interest Rate	1.9%	1.9%
Dividend Yield	0.0%	0.0%

The weighted-average assumptions utilized to estimate the fair value of the preferred stock warrants granted are presented in the following table:

December 31, 2019
Stock Price	10.41
Expected term	4 Years
Volatility	59.7%
Risk-Free Interest Rate	1.9%
Dividend Yield	0.0%

Stock Compensation Expense

Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the consolidated statement of operations:

	(in thousands) For the Year Ended
	December 31, 2020	December 31, 2019
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock Options	$—	$52
Series A Preferred Stock	—	2,546
Common Stock Warrants – Employees	—	54
Common Stock Warrants – Non-Employee	20	—
Total Stock–Based Compensation Expense	$20	$2,652

In addition, $83,119 and $1,590 were included in cost of revenues for the years ended December 31, 2020 and 2019, respectively, for stock-based compensation expense recognized related to the services provided by Commerce Media Holdings, LLC. Compensation costs related to Commerce Media Holdings, LLC of $0.2 million and $0.3 million were capitalized and is included in prepaid expenses and other assets as of December 31, 2020 and 2019, respectively.